UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2011
                                                    ----------------------------

Check here if Amendment [X];                        Amendment Number:     2
                                                                      ----------

This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Stadion Money Management, Inc.
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Address:      1061 Cliff Dawson Rd
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              Watkinsville, GA 30677
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              ----------------------------------

Form 13F File Number: 28-11320
                         ------------

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:      Judson P. Doherty
                    ---------------------------
         Title:     President
                    ---------------------------
         Phone:     (800) 222-7636
                    ---------------------------

Signature, Place, and Date of Signing:

      /s/ Judson P. Doherty     Watkinsville, Georgia        August 15, 2011
      ----------------------   -----------------------   -----------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

      NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                                --------------------------------

Form 13F Information Table Entry Total:            4
                                                --------------------------------

Form 13F Information Table Value Total:         $  23,477
                                                --------------------------------
                                                            (thousands)

List of Other Included Managers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      NONE


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

 COLUMN 1                  COLUMN 2        COLUMN 3   COLUMN 4              COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
                                                                                                              VOTING AUTHORITY
                                                                                                              ----------------
                                                        VALUE   SHRS OR PRN   SH/  PUT/  INVESTMENT   OTHER
     NAME OF ISSUER       TITLE OF CLASS      CUSIP   (x$1,000)     AMT       PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED NONE
     --------------       --------------      -----              -----------                                             ------ ----

  SPDR S&P 500 ETF TR         TR UNIT      78462F103    16,317       123,645  SH            SOLE                 123,645
 SELECT SECTOR SPDR TR    SBI HEALTHCARE   81369Y209     3,195        89,933  SH            SOLE                  89,933
   ISHARES TR INDEX       RUSL 2000 GROW   464287648     3,216        33,904  SH            SOLE                  33,904
PDR S&P MIDCAP 400 ETF TR UTSER1 S&PDCRP   78467Y107       749         4,220  SH            SOLE                   4,220

REPORT SUMMARY            4 DATA RECORDS              $ 23,477                     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED